Revenue (Details Narrative) - Mar. 15, 2023	USD ($)	EUR (€)
Unsatisfied Performance Obligations [Member]
IfrsStatementLineItems [Line Items]
Performance obligations	$ 1,658	€ 1,540
Indication Performance Obligation [Member]
IfrsStatementLineItems [Line Items]
Performance obligations	1,233	1,145
Pediatric Indication Performance [Member]
IfrsStatementLineItems [Line Items]
Performance obligations	$ 425	€ 395